Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Post employment benefits
Balance at beginning of the period	€ 453	€ (152)
Service cost	(38)	(39)
Past service credit	(71)
Interest income/(cost)	4	(8)
Return on plan assets excluding interest income	58	466
Actuarial gains/(losses) arising from changes in demographic assumptions	7
Actuarial gains (losses) arising from changes in financial assumptions	483	(1,118)
Actuarial gain (losses) arising from experience adjustments	79	(34)
Employer cash contributions	60	125
Exchange rate movements	(7)	5
Other movements	(4)	8
Balance at end of the period	(274)	453
Assets.
Post employment benefits
Balance at beginning of the period	(7,632)	(6,906)
Interest income/(cost)	(140)	(137)
Return on plan assets excluding interest income	58	466
Employer cash contributions	60	125
Member cash contributions	17	10
Benefits paid	(241)	(243)
Exchange rate movements	(52)	(244)
Other movements	3	13
Balance at end of the period	(7,715)	(7,632)
Liabilities.
Post employment benefits
Balance at beginning of the period	8,085	6,754
Service cost	(38)	(39)
Past service credit	(71)
Interest income/(cost)	144	129
Actuarial gains/(losses) arising from changes in demographic assumptions	7
Actuarial gains (losses) arising from changes in financial assumptions	483	(1,118)
Actuarial gain (losses) arising from experience adjustments	79	(34)
Member cash contributions	(17)	(10)
Benefits paid	241	243
Exchange rate movements	45	249
Other movements	(7)	(5)
Balance at end of the period	€ 7,441	€ 8,085